Goodwill (Narrative) (Details) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Forecast period	5 years
Annual growth rate period	5 years
Compound annual growth rate	20.00%		20.00%
Growth rate after revenue period	2.00%
Gross direct margin percentage throughout forecast period	29.00%
Projected increase in overhead, percentage	3.00%
Percentage of working capital requirements estimated for annual sales throughout forecast period	15.00%
Discount rate	15.50%		15.50%
Percentage deducted for estimated costs to sell	3.00%
Percentage of entity's revenue	100.00%	100.00%
Impairment loss			$ 0
Recoverable amount to equal carrying value revenue multiple	0.3
OnSite Generation [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	50.00%
Revenue multiple trailing two months	3.1
Implied revenue multiple trailing twelve months	3.8
Revenue multiple trailing twelve months	2.2
Power Systems [member]
Disclosure of operating segments [line items]
Revenue multiple trailing twelve months		2